Schedule of investments
Delaware Value® Fund	August 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.08%
Communication Services — 5.68%
Electronic Arts	778,167	$ 118,141,314
Walt Disney	931,090	84,151,914
		202,293,228
Consumer Discretionary — 8.49%
Genuine Parts	591,227	84,699,180
Lowe's	447,067	111,096,149
NIKE Class B	1,275,959	106,312,904
		302,108,233
Consumer Staples — 7.87%
Conagra Brands	3,530,598	110,154,658
Dollar Tree †	923,843	78,055,495
Hershey	476,504	91,993,862
		280,204,015
Energy — 5.43%
Chevron	569,500	84,257,525
Exxon Mobil	923,200	108,882,208
		193,139,733
Financials — 16.34%
Allstate	626,857	118,438,362
Fidelity National Information Services	1,420,824	117,146,939
Travelers	507,933	115,844,279
Truist Financial	2,529,356	112,455,168
US Bancorp	2,491,292	117,663,721
		581,548,469
Healthcare — 17.09%
Baxter International	2,207,159	83,739,613
Cigna Group	325,301	117,697,155
CVS Health	1,522,088	87,124,317
Hologic †	1,286,429	104,509,492
Johnson & Johnson	657,084	108,983,952
Merck & Co.	895,378	106,057,524
		608,112,053
Industrials — 12.50%
Dover	596,685	111,001,310
Honeywell International	530,576	110,312,056
Jacobs Solutions	736,691	111,151,938
Northrop Grumman	215,032	112,506,893
		444,972,197
NQ- 456 [0824] 1024 (3918600)    1

Schedule of investments
Delaware Value® Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 16.18%
Cisco Systems	2,368,193	$ 119,688,474
Cognizant Technology Solutions Class A	1,477,139	114,877,100
Motorola Solutions	265,112	117,190,109
Oracle	814,577	115,091,584
Teledyne Technologies †	251,554	108,872,571
		575,719,838
Materials — 3.22%
DuPont de Nemours	1,361,131	114,675,287
		114,675,287
Real Estate — 3.22%
Equity Residential	1,531,746	114,697,140
		114,697,140
Utilities — 3.06%
Duke Energy	954,478	108,762,768
		108,762,768
Total Common Stocks (cost $2,501,258,453)		3,526,232,961

Short-Term Investments — 0.90%
Money Market Mutual Funds — 0.90%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.19%)	7,991,984	7,991,984
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	7,991,984	7,991,984
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.31%)	7,991,984	7,991,984
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	7,991,983	7,991,983
Total Short-Term Investments (cost $31,967,935)		31,967,935
Total Value of Securities—99.98% (cost $2,533,226,388)		3,558,200,896

Receivables and Other Assets Net of Liabilities—0.02%		730,574
Net Assets Applicable to 193,403,489 Shares Outstanding—100.00%		$3,558,931,470
†	Non-income producing security.
2    NQ- 456 [0824] 1024 (3918600)